Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	4.50%	4.50%	4.50%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 1,066
Impact on following years net income for decrease in discount rate	(82)
Changes in the asset retirement obligation
Balance as of the beginning of the period	12,665	$ 13,314	$ 13,121
Accretion	544	523	513
Revision in estimates	(1,107)	(558)	685
New obligations	334	375	271
Spending on existing obligations	(330)	(502)	(566)
Currency translation adjustment	448	(395)	(676)
Other	(314)	(92)	(34)
Balance as of the end of the period	$ 12,240	$ 12,665	$ 13,314